Common Shares - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Aug. 31, 2010	Dec. 31, 2012 Vote	Dec. 31, 2011	Dec. 31, 2010	Nov. 10, 2012	Nov. 10, 2011	Nov. 09, 2011	Nov. 11, 2010
Preference shares included in authorized Common Shares		99,760,000
Shares issued or outstanding		0
Number of votes per share		1
Number of common stock shares to be purchased under the Bid							12,000,000	8,000,000
Commencement date of Bid		November 13, 2012	November 11, 2011	November 11, 2010
Termination date of Bid		November 12, 2013	November 10, 2012	November 10, 2011
Number of Common Shares purchased under the Bid		427,402			3,668,430	8,000,000
Percentage of issued and outstanding common shares		5.20%	5.10%
Common Shares purchased for cancellation		895,032	10,747,300
Cash paid		$ 40	$ 407	$ 23
Cost for plan of arrangement	10
Stronach Group [Member]
Equity ownership and voting interest	7.40%
Class B Share Repurchase [Member]
Cash paid	300
Number of shares repurchased	1,453,658
Class A Subordinate Voting Share Issuance [Member]
Issuance of Class A Subordinate Voting Shares	$ 18.0